Intangible assets - Net impairment charges (reversals) (Details) - USD ($) $ in Millions		6 Months Ended
	Feb. 24, 2023	Jun. 30, 2023	Jun. 30, 2022	Jan. 16, 2023
Impairment of intangible assets
Payment for intangible assets		$ 1,436	$ 434
Neogene Therapeutics
Impairment of intangible assets
Total fair value of consideration				$ 267
Intangible assets				100
Goodwill recognised on acquisition				158
Cash transferred				189
Neogene Therapeutics | Maximum
Impairment of intangible assets
Future payables for contingent milestones and non-contingent consideration				$ 120
CinCor
Impairment of intangible assets
Net assets acquired	$ 1,268
Intangible assets acquired	780
Cash and cash equivalents acquired	424
Marketable securities acquired	75
Payment for intangible assets	1,204
Contingent consideration liabilities recognised in asset acquisition	$ 496
Intangible assets other than goodwill
Impairment of intangible assets
Impairment loss (reversal of impairment loss)		320	(26)
Medicines in development
Impairment of intangible assets
Impairment loss (reversal of impairment loss)		320	$ (9)
ALXN1840
Impairment of intangible assets
Impairment loss (reversal of impairment loss)		$ 244